                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

Morgan Stanley Quality Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended February 29, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                                            LEHMAN
                                                          BROTHERS
                                                      INTERMEDIATE             LIPPER
                                                  U.S. GOVERNMENT/          BBB RATED
 CLASS A      CLASS B     CLASS C     CLASS D      CREDIT INDEX(1)     FUNDS INDEX(2)
 5.74%        5.45%       5.33%        5.80%               4.32%              6.77%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The markets during this review period saw a substantial amount of data indicating a stronger economy, including reports of 8.2 percent GDP growth in the third quarter and 4.1 percent in the fourth. While such robust growth might typically lead to higher interest rates, rates instead fell during the review period, primarily reflecting indications from the Federal Reserve Bank Open Market Committee (the Fed) that it planned to keep the federal funds rate at low levels "for a considerable period." The Fed remained concerned by a lack of job growth, and investors remained deeply concerned about terrorism and other potentially deflationary forces.

Against this backdrop, sector performance varied considerably. Falling interest rates were most clearly expressed in the Treasury market, which saw a significant rally, especially in September. A combination of improving economic conditions, broad-based profit growth and increased liquidity buoyed the credit markets, which saw yield spreads over Treasuries compress during the six-month period. Investors' increasing appetite for risk led to substantial outperformance by lower-rated issues, with BBB-rated debt outpacing the highest-quality bonds by more than 300 basis points. The mortgage-backed securities (MBS) market lagged during the period as falling interest rates and continued high levels of homeowner refinancing undercut the sector's performance.

PERFORMANCE ANALYSIS

Morgan Stanley Quality Income Trust outperformed its primary benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index (the "Lehman Index"), but underperformed the Lipper BBB Rated Funds Index (the "Lipper Index"). The Fund's corporate bond holdings contributed positively to performance relative to the Lehman Index. However, relative to the Lipper Index, the fund, on average, tends to invest in somewhat higher quality debt securities which did not perform as well as lower rated debt securities. Both sector and issue selection also benefited the Fund's performance. We used our quantitative risk model and fundamental research to initiate several new positions to increase the credit sensitivity of the Fund. During the period, the Fund benefited from a strong position in the insurance sector, which we felt to be one of the few high-quality areas of the market that still offered good value. We also deemphasized the banking and food and beverage sectors, both of which underperformed the market during the period. The Fund's MBS holdings proved less beneficial to performance. Our analysis indicated that higher-coupon MBSs were being unfairly penalized because of unrealistically high prepayment expectations. As a result, we focused the Fund's MBS holdings in such securities, only to see them lose ground in the Treasury rally as investors priced in expectations for even faster prepayments. While these securities did prepay quickly, they did not do so as quickly as the market had expected, and we maintained our position throughout the period.

Based on our analysis of the economy and the yield curve, we chose to maintain a relatively low level of interest-rate sensitivity in anticipation of higher rates once job growth materializes. We implemented this strategy by deemphasizing the five-year portion of the yield curve. This stance limited the Fund's interest-rate sensitivity during a period of generally falling rates, causing it to miss much of the rally in the five-year section of the curve.

   PORTFOLIO COMPOSITION

   Corporate Debt                               78.8%
   Mortgage-Backed Securities                   12.7
   Short Term Investments                        6.3
   Foreign Government Obligations                2.1
   U.S. Government Agencies                      0.1

   LONG-TERM CREDIT ANALYSIS

   AAA                                           4.2%
   AA                                            7.2
   A                                            34.0
   BBB                                          40.4
   BB                                            0.3

DATA AS OF FEBRUARY 29, 2004. SUBJECT TO CHANGE DAILY. PORTFOLIO COMPOSITION IS A PERCENTAGE OF TOTAL INVESTMENTS AND LONG-TERM CREDIT ANALYSIS IS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN INVESTMENT GRADE FIXED INCOME SECURITIES. THESE SECURITIES MAY INCLUDE CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, ASSET-BACKED SECURITIES AND SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 29, 2004

                      CLASS A SHARES*      CLASS B SHARES**           CLASS C SHARES+          CLASS D SHARES++
                     (SINCE 07/28/97)      (SINCE 05/03/89)          (SINCE 07/28/97)          (SINCE 07/28/97)

SYMBOL                        IISAX                 IISBX                     IISCX                     IISDX
1 YEAR                         4.72%(3)              4.08%(3)                  4.07%(3)                  4.85%(3)
                               0.27(4)              (0.92)(4)                  3.07(4)                     --

5 YEARS                        5.24(3)               4.38(3)                   4.40(3)                   5.18(3)
                               4.33(4)               4.04(4)                   4.40(4)                     --

10 YEARS                         --                  4.74(3)                     --                        --
                                 --                  4.74(4)                     --                        --

SINCE INCEPTION                5.29(3)               5.71(3)                   4.51(3)                   5.32(3)
                               4.60(4)               5.71(4)                   4.51(4)                     --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper BBB Rated Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper BBB Rated Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

MORGAN STANLEY QUALITY INCOME TRUST

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

  PRINCIPAL
  AMOUNT IN                                                            COUPON            MATURITY
  THOUSANDS                                                             RATE               DATE                VALUE
-------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (83.9%)
                AEROSPACE & DEFENSE (1.5%)
$         335   Lockheed Martin Corp.                                      8.50%         12/01/29         $       449,259
          400   Raytheon Co.                                               4.85          01/15/11                 412,687
           55   Raytheon Co.                                               6.75          08/15/07                  61,661
          100   Raytheon Co.                                               8.30          03/01/10                 121,661
          589   Systems 2001 Asset Trust - 144A*                          6.664          09/15/13                 662,807
                                                                                                          ---------------
                                                                                                                1,708,075
                                                                                                          ---------------
                AIR FREIGHT/COURIERS (0.3%)
          280   FedEx Corp.                                                7.25          02/15/11                 325,209
                                                                                                          ---------------
                AIRLINES (1.2%)
          257   American West Airlines                                     7.10          04/02/21                 284,795
          346   Continental Airlines, Inc.                                6.545          02/02/19                 349,539
          238   Continental Airlines, Inc.                                6.648          09/15/17                 238,434
          450   Southwest Airlines Co.                                    5.496          11/01/06                 483,519
                                                                                                          ---------------
                                                                                                                1,356,287
                                                                                                          ---------------
                AUTO PARTS: O.E.M. (0.6%)
          365   Delphi Automotive Systems Corp.                           6.125          05/01/04                 367,408
          265   Johnson Controls, Inc.                                     5.00          11/15/06                 283,432
                                                                                                          ---------------
                                                                                                                  650,840
                                                                                                          ---------------
                BEVERAGES: ALCOHOLIC (0.5%)
          570   Miller Brewing Co. - 144A*                                 4.25          08/15/08                 588,059
                                                                                                          ---------------
                BROADCASTING (0.5%)
          490   Clear Channel Communications, Inc.                         7.65          09/15/10                 582,994
                                                                                                          ---------------
                BUILDING PRODUCTS (0.1%)
          160   Masco Corp.                                               4.625          08/15/07                 168,828
                                                                                                          ---------------
                CABLE/SATELLITE TV (1.2%)
        1,040   Comcast Corp.                                              6.50          01/15/15               1,152,540
          225   TCI Communications, Inc.                                   8.00          08/01/05                 243,847
                                                                                                          ---------------
                                                                                                                1,396,387
                                                                                                          ---------------
                CHEMICALS: MAJOR DIVERSIFIED (0.3%)
          345   ICI Wilmington Inc.                                       4.375          12/01/08                 351,191
                                                                                                          ---------------
                CONTAINERS/PACKAGING (0.5%)
          540   Sealed Air Corp - 144A*                                   5.625          07/15/13                 563,525
                                                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                            COUPON            MATURITY
  THOUSANDS                                                             RATE               DATE               VALUE
-------------------------------------------------------------------------------------------------------------------------
                DEPARTMENT STORES (2.3%)
$         720   Federated Department Stores, Inc.                          7.00 %       02/15/28          $       812,331
          200   Federated Department Stores, Inc.                          8.50         06/01/10                  245,771
        1,045   May Department Stores Co., Inc.                            5.95         11/01/08                1,143,571
          170   May Department Stores Co., Inc.                            6.70         09/15/28                  185,166
          130   May Department Stores Co., Inc.                           6.875         11/01/05                  139,814
          125   May Department Stores Co., Inc.                            6.90         01/15/32                  139,874
                                                                                                          ---------------
                                                                                                                2,666,527
                                                                                                          ---------------
                DRUGSTORE CHAINS (1.0%)
          425   CVS Corp.                                                 5.625         03/15/06                  455,413
          599   CVS Corp. - 144A*                                         5.789         01/10/26                  613,784
           55   CVS Corp. - 144A*                                         6.204         10/10/25                  57,869
                                                                                                          ---------------
                                                                                                                1,127,066
                                                                                                          ---------------
                ELECTRIC UTILITIES (5.6%)
          350   Appalachian Power Co. (Series H)                           5.95         05/15/33                  349,379
          755   Carolina Power & Light Co.                                5.125         09/15/13                  782,056
          105   Cincinnati Gas & Electric Co.                              5.70         09/15/12                  112,557
          260   Cincinnati Gas & Electric Co. (Series A)                   5.40         06/15/33                  245,713
          500   Cincinnati Gas & Electric Co. (Series B)                  5.375         06/15/33                  470,773
          525   Columbus Southern Power Co.                                6.60         03/01/33                  580,833
          410   Constellation Energy Group, Inc.                           7.60         04/01/32                  493,652
          470   Consolidated Natural Gas Co.                              5.375         11/01/06                  503,671
           55   Detroit Edison Co.                                        6.125         10/01/10                   61,336
          200   Detroit Edison Co.                                         6.35         10/15/32                  215,963
          535   Duke Energy Corp.                                          4.50         04/01/10                  550,688
          285   Entergy Gulf States, Inc. - 144A*                          3.60         06/01/08                  278,168
          510   Exelon Corp.                                               6.75         05/01/11                  581,755
          130   Public Service Electric & Gas Co.                          5.00         01/01/13                  134,168
          260   South Carolina Electric & Gas Co.                          5.30         05/15/33                  247,921
          110   Southern California Edison Co.                             5.00         01/15/14                  112,105
          430   TXU Energy Co.                                             7.00         03/15/13                  489,743
          235   Wisconsin Electric Power Co.                              5.625         05/15/33                  235,280
                                                                                                          ---------------
                                                                                                                6,445,761
                                                                                                          ---------------
                ELECTRICAL PRODUCTS (0.4%)
          450   Cooper Industries Inc.                                     5.25         07/01/07                  485,128
                                                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                             COUPON           MATURITY
  THOUSANDS                                                              RATE              DATE               VALUE
-------------------------------------------------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES (1.1%)
$         544   USA Waste Services, Inc.                                   7.00%         07/15/28         $       604,531
          310   USA Waste Services, Inc.                                  7.125          10/01/07                 351,760
          255   Waste Management, Inc.                                    6.875          05/15/09                 290,757
                                                                                                          ---------------
                                                                                                                1,247,048
                                                                                                          ---------------
                FINANCE/RENTAL/LEASING (8.0%)
          510   CIT Group Inc.                                            2.875          09/29/06                 515,101
        1,245   Countrywide Home Loans, Inc.                               3.25          05/21/08               1,241,998
        2,885   Ford Motor Credit Co.                                      7.25          10/25/11               3,130,118
          800   Ford Motor Credit Co.                                     7.375          10/28/09                 881,103
           70   Household Finance Corp.                                   6.375          10/15/11                  79,048
          675   Household Finance Corp.                                    6.75          05/15/11                 769,819
        1,110   MBNA Corp.                                                6.125          03/01/13               1,221,945
          745   SLM Corp.                                                  5.00          10/01/13                 759,582
          525   Toyota Motor Credit Corp.                                  5.65          01/15/07                 571,579
                                                                                                          ---------------
                                                                                                                9,170,293
                                                                                                          ---------------
                FINANCIAL CONGLOMERATES (10.0%)
          735   Chase Manhattan Corp.                                      6.00          02/15/09                 817,027
          165   Chase Manhattan Corp.                                      7.00          11/15/09                 193,316
          500   Citicorp                                                  6.375          11/15/08                 560,263
          465   Citigroup Inc.                                             5.50          08/09/06                 500,879
          100   Citigroup Inc.                                            5.625          08/27/12                 108,338
          265   Citigroup Inc.                                             6.00          02/21/12                 294,703
          660   General Electric Capital Corp.                            5.375          03/15/07                 714,365
        1,195   General Electric Capital Corp.                             6.75          03/15/32               1,374,177
          385   General Motors Acceptance Corp.                            4.50          07/15/06                 397,846
        2,000   General Motors Acceptance Corp.                           6.875          09/15/11               2,160,210
        1,080   General Motors Acceptance Corp.                            8.00          11/01/31               1,193,341
          905   John Hancock Financial Services, Inc.                     5.625          12/01/08                 989,188
          475   John Hancock Global Funding II - 144A*                     7.90          07/02/10                 573,448
          410   Prudential Funding LLC
                 (Series MTN) - 144A*                                      6.60          05/15/08                 461,166
          575   Prudential Holdings, LLC
                 (Series C) - 144A*                                       8.695          12/18/23                 731,713
          360   Prudential Holdings, LLC (Series B)
                 (FSA) - 144A*                                            7.245          12/18/23                 422,604
                                                                                                          ---------------
                                                                                                               11,492,584
                                                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                              COUPON          MATURITY
  THOUSANDS                                                               RATE             DATE               VALUE
-------------------------------------------------------------------------------------------------------------------------
                FOOD RETAIL (1.3%)
$         395   Albertson's, Inc.                                          7.50%         02/15/11         $       462,299
          475   Kroger Co.                                                 6.80          04/01/11                 541,735
          300   Kroger Co.                                                 7.50          04/01/31                 358,246
          160   Safeway Inc.                                               6.15          03/01/06                 171,779
                                                                                                          ---------------
                                                                                                                1,534,059
                                                                                                          ---------------
                FOOD: MEAT/FISH/DAIRY (0.2%)
          230   Conagra Foods, Inc.                                        6.00          09/15/06                 249,685
                                                                                                          ---------------
                FOREST PRODUCTS (1.3%)
          150   Weyerhaeuser Co.                                           6.00          08/01/06                 162,012
        1,150   Weyerhaeuser Co.                                           6.75          03/15/12               1,292,664
                                                                                                          ---------------
                                                                                                                1,454,676
                                                                                                          ---------------
                GAS DISTRIBUTORS (0.3%)
           46   Ras Laffan Liquid Natural
                 Gas Co. Ltd. - 144A* (Qatar)                             7.628          09/15/06                  49,270
          215   Ras Laffan Liquid Natural
                 Gas Co. Ltd. - 144A* (Qatar)                             8.294          03/15/14                 254,775
                                                                                                          ---------------
                                                                                                                  304,045
                                                                                                          ---------------
                HOME BUILDING (0.6%)
          135   Centex Corp.                                              7.875          02/01/11                 161,120
          375   Pulte Homes, Inc.                                         6.375          05/15/33                 372,008
          115   Pulte Homes, Inc.                                         7.875          08/01/11                 137,291
                                                                                                          ---------------
                                                                                                                  670,419
                                                                                                          ---------------
                HOME FURNISHINGS (0.2%)
          110   Mohawk Industries, Inc.                                    7.20          04/15/12                 127,047
          130   Mohawk Industries, Inc. (Class C)                          6.50          04/15/07                 143,412
                                                                                                          ---------------
                                                                                                                  270,459
                                                                                                          ---------------
                HOME IMPROVEMENT CHAINS (0.6%)
          295   Lowe's Companies, Inc.                                     6.50          03/15/29                 328,990
           71   Lowe's Companies, Inc.                                    6.875          02/15/28                  82,814
          300   Lowe's Companies, Inc.                                     7.50          12/15/05                 329,570
                                                                                                          ---------------
                                                                                                                  741,374
                                                                                                          ---------------
                HOSPITAL/NURSING MANAGEMENT (0.8%)
          335   HCA Inc.                                                  7.125          06/01/06                 363,928
          460   Manor Care, Inc.                                           8.00          03/01/08                 532,450
                                                                                                          ---------------
                                                                                                                  896,378
                                                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                               COUPON         MATURITY
  THOUSANDS                                                                RATE            DATE               VALUE
-------------------------------------------------------------------------------------------------------------------------
                HOTELS/RESORTS/CRUISELINES (1.3%)
$         695   Hyatt Equities LLC - 144A*                                6.875%         06/15/07         $       752,158
          195   Marriott International, Inc. (Series D)                   8.125          04/01/05                 208,015
          265   Marriott International, Inc. (Series E)                    7.00          01/15/08                 301,196
          195   Starwood Hotels & Resorts Inc.                            7.375          05/01/07                 212,062
                                                                                                          ---------------
                                                                                                                1,473,431
                                                                                                          ---------------
                INDUSTRIAL CONGLOMERATES (1.8%)
          515   Honeywell International, Inc.                             5.125          11/01/06                 551,855
          550   Honeywell International, Inc.                              7.50          03/01/10                 656,330
          315   Hutchison Whampoa International
                 Ltd. - 144A* (Virgin Islands)                             5.45          11/24/10                 324,363
          515   Hutchison Whampoa International
                 Ltd. - 144A* (Virgin Islands)                             6.50          02/13/13                 545,607
                                                                                                          ---------------
                                                                                                                2,078,155
                                                                                                          ---------------
                INFORMATION TECHNOLOGY SERVICES (0.6%)
          470   Electronic Data Systems Corp.                              6.00          08/01/13                 454,128
          260   Electronic Data Systems Corp.                             7.125          10/15/09                 275,666
                                                                                                          ---------------
                                                                                                                  729,794
                                                                                                          ---------------
                INSURANCE BROKERS/SERVICES (1.8%)
        1,335   Farmers Exchange Capital - 144A*                           7.05          07/15/28               1,348,079
          250   Farmers Insurance Exchange - 144A*                         8.50          08/01/04                 254,418
          410   Marsh & McLennan Companies Inc.                           5.375          03/15/07                 442,886
                                                                                                          ---------------
                                                                                                                2,045,383
                                                                                                          ---------------
                INTEGRATED OIL (2.4%)
          510   Amerada Hess Corp.                                        7.875          10/01/29                 588,016
          305   Conoco Inc.                                                5.90          04/15/04                 306,682
          895   Conoco Inc.                                                6.95          04/15/29               1,044,019
          225   ConocoPhillips                                             8.50          05/25/05                 243,746
           40   Petro-Canada (Canada)                                      4.00          07/15/13                  37,740
          525   Petro-Canada (Canada)                                      5.35          07/15/33                 486,543
                                                                                                          ---------------
                                                                                                                2,706,746
                                                                                                          ---------------
                INVESTMENT BANKS/BROKERS (1.1%)
          500   Goldman Sachs Group Inc.                                   5.25          10/15/13                 513,761
           90   Goldman Sachs Group Inc.                                   6.60          01/15/12                 102,299
          580   Goldman Sachs Group Inc.                                  6.875          01/15/11                 670,098
                                                                                                          ---------------
                                                                                                                1,286,158
                                                                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                              COUPON          MATURITY
  THOUSANDS                                                               RATE             DATE               VALUE
------------------------------------------------------------------------------------------------------------------------
                INVESTMENT MANAGERS (0.7%)
$         735   TIAA Global Markets - 144A*                                5.00%        03/01/07         $       787,909
                                                                                                         ---------------
                LIFE/HEALTH INSURANCE (1.1%)
          875   Mantis Reef Ltd. - 144A* (Australia)                      4.692         11/14/08                 890,551
          335   Monumental Global Funding II - 144A*                       6.05         01/19/06                 360,670
                                                                                                         ---------------
                                                                                                               1,251,221
                                                                                                         ---------------
                MAJOR BANKS (2.5%)
        1,170   Bank of America Corp.                                     3.375         02/17/09               1,167,686
          250   Bank of New York (The)                                     5.20         07/01/07                 270,584
          305   Bank One Corp.                                             6.00         02/17/09                 339,330
          480   Huntington National Bank                                   2.75         10/16/06                 489,381
          475   Wachovia Bank N.A. (Series BKNT)                           7.80         08/18/10                 581,109
                                                                                                         ---------------
                                                                                                               2,848,090
                                                                                                         ---------------
                MAJOR TELECOMMUNICATIONS (5.8%)
          185   AT&T Corp.                                                 8.05         11/15/11                 215,859
          790   AT&T Corp.                                                 8.75         11/15/31                 934,223
          390   AT&T Wireless Services, Inc.                              7.875         03/01/11                 459,678
          150   Deutsche Telekom International
                 Finance Corp. (Netherlands)                               8.50         06/15/10                 182,708
          585   Deutsche Telekom International
                 Finance Corp. (Netherlands)                               8.75         06/15/30                 756,338
          350   France Telecom S.A. (France)                               9.75         03/01/31                 464,429
          240   Sprint Capital Corp.                                       8.75         03/15/32                 298,752
          480   Telecom Italia Capital SpA - 144A* (Italy)                 4.00         11/15/08                 485,746
           80   Verizon Communications, Inc.                               6.36         04/15/06                  86,838
          165   Verizon Global Funding Corp.                               7.25         12/01/10                 193,041
        1,910   Verizon Global Funding Corp.                               7.75         12/01/30               2,297,944
          235   Verizon New England Inc.                                   6.50         09/15/11                 263,724
                                                                                                         ---------------
                                                                                                               6,639,280
                                                                                                         ---------------
                MANAGED HEALTH CARE (3.0%)
          290   Aetna, Inc.                                               7.875         03/01/11                 349,755
           60   Anthem, Inc.                                               6.80         08/01/12                  69,128
          885   Anthem Insurance Companies, Inc. - 144A*                  9.125         04/01/10               1,132,123
        1,115   Health Net, Inc.                                          8.375         04/15/11               1,360,168
          270   UnitedHealth Group Inc.                                    7.50         11/15/05                 295,161
          175   Wellpoint Health Network, Inc.                            6.375         06/15/06                 190,866
                                                                                                         ---------------
                                                                                                               3,397,201
                                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                              COUPON         MATURITY
  THOUSANDS                                                               RATE            DATE               VALUE
------------------------------------------------------------------------------------------------------------------------
                MEDIA CONGLOMERATES (3.3%)
$         185   AOL Time Warner Inc.                                       6.75%        04/15/11         $       208,370
          500   AOL Time Warner Inc.                                      7.625         04/15/31                 583,651
          195   AOL Time Warner Inc.                                       7.70         05/01/32                 230,287
          900   News America Holdings, Inc.                                7.28         06/30/28               1,031,737
          600   News America Holdings, Inc.                                7.75         02/01/24                 704,057
           50   News America Holdings, Inc.                               8.875         04/26/23                  65,357
           65   News America Inc.                                          4.75         03/15/10                  67,060
          250   News America Inc.                                         6.625         01/09/08                 279,668
          530   Time Warner Co., Inc.                                      7.57         02/01/24                 611,279
                                                                                                         ---------------
                                                                                                               3,781,466
                                                                                                         ---------------
                MOTOR VEHICLES (1.7%)
          795   DaimlerChrysler North American Holdings Co.                7.30         01/15/12                 906,345
          215   DaimlerChrysler North American Holdings Co.                8.00         06/15/10                 251,633
          610   DaimlerChrysler North American Holdings Co.                8.50         01/18/31                 742,826
                                                                                                         ---------------
                                                                                                               1,900,804
                                                                                                         ---------------
                MULTI-LINE INSURANCE (3.7%)
        1,200   AIG SunAmerica Global Finance VI - 144A*                   6.30         05/10/11               1,346,567
          565   American General Finance Corp.                            4.625         09/01/10                 582,748
          625   American General Finance Corp.                            5.875         07/14/06                 676,071
          365   Equitable Life Assurance Society - 144A*                   6.95         12/01/05                 396,399
          135   Hartford Financial Services Group, Inc.                   2.375         06/01/06                 135,282
          500   Hartford Financial Services Group, Inc.                    7.75         06/15/05                 538,357
          500   Nationwide Mutual Insurance Co. - 144A*                    7.50         02/15/24                 517,452
                                                                                                         ---------------
                                                                                                               4,192,876
                                                                                                         ---------------
                OIL & GAS PIPELINES (0.2%)
          235   Texas Eastern Transmission, L.P.                           7.00         07/15/32                 264,552
                                                                                                         ---------------
                OIL & GAS PRODUCTION (2.9%)
          410   Kerr-McGee Corp.                                          5.875         09/15/06                 442,266
          460   Kerr-McGee Corp.                                          7.875         09/15/31                 556,567
          485   Nexen Inc. (Canada)                                        5.05         11/20/13                 490,758
          155   PEMEX Project Funding Master Trust                        7.375         12/15/14                 170,345
          210   PEMEX Project Funding Master Trust                        7.875         02/01/09                 240,660
        1,170   PEMEX Project Funding Master Trust                         8.00         11/15/11               1,348,425
           90   PEMEX Project Funding Master Trust                        9.125         10/13/10                 109,800
                                                                                                         ---------------
                                                                                                               3,358,821
                                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                              COUPON         MATURITY
  THOUSANDS                                                               RATE            DATE                VALUE
------------------------------------------------------------------------------------------------------------------------
                OIL REFINING/MARKETING (0.6%)
$         140   Ashland Inc.                                              7.83%         08/15/05         $       150,751
          120   Marathon Oil Corp.                                         6.00         07/01/12                 131,427
          300   Marathon Oil Corp.                                         6.80         03/15/32                 334,343
                                                                                                         ---------------
                                                                                                                 616,521
                                                                                                         ---------------
                OTHER CONSUMER SERVICES (0.8%)
          810   Cendant Corp.                                             7.375         01/15/13                 944,149
                                                                                                         ---------------
                OTHER METALS/MINERALS (1.2%)
          800   Inco Ltd. (Canada)                                         7.20         09/15/32                 926,095
          395   Inco Ltd. (Canada)                                         7.75         05/15/12                 476,307
                                                                                                         ---------------
                                                                                                               1,402,402
                                                                                                         ---------------
                PHARMACEUTICALS: MAJOR (0.3%)
          295   Schering-Plough Corp.                                      5.30         12/01/13                 307,423
                                                                                                         ---------------
                PULP & PAPER (1.0%)
          105   Abitibi-Consolidated Inc. (Canada)                         8.55         08/01/10                 116,955
          470   International Paper Co.                                    4.25         01/15/09                 479,381
          460   Sappi Papier Holding AG - 144A* (Austria)                  6.75         06/15/12                 516,194
                                                                                                         ---------------
                                                                                                               1,112,530
                                                                                                         ---------------
                RAILROADS (0.3%)
          395   Union Pacific Corp.                                        5.84         05/25/04                 398,581
                                                                                                         ---------------
                REAL ESTATE DEVELOPMENT (0.9%)
          384   World Financial Properties - 144A*                         6.91         09/01/13                 432,126
          568   World Financial Properties - 144A*                         6.95         09/01/13                 639,477
                                                                                                         ---------------
                                                                                                               1,071,603
                                                                                                         ---------------
                REAL ESTATE INVESTMENT TRUSTS (2.3%)
          290   EOP Operating L.P.                                        6.763         06/15/07                 324,250
          770   EOP Operating L.P.                                        7.875         07/15/31                 931,209
          135   Rouse Co. (The)                                           5.375         11/26/13                 137,837
          645   Simon Property Group L.P.                                  6.35         08/28/12                 717,319
           50   Simon Property Group L.P.                                 6.375         11/15/07                  55,847
          440   Vornado Realty Trust                                      5.625         06/15/07                 476,363
                                                                                                         ---------------
                                                                                                               2,642,825
                                                                                                         ---------------
                REGIONAL BANKS (0.2%)
          175   US Bancorp                                                 5.10         07/15/07                 188,673
                                                                                                         ---------------
                SAVINGS BANKS (0.6%)
          685   Washington Mutual Bank                                     5.50         01/15/13                 722,036
                                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                              COUPON       MATURITY
  THOUSANDS                                                               RATE          DATE                  VALUE
------------------------------------------------------------------------------------------------------------------------
                TOBACCO (1.4%)
$         305   Altria Group, Inc.                                        7.00%         11/04/13         $       335,188
          535   Altria Group, Inc.                                         7.75         01/15/27                 595,973
          505   Kraft Foods Inc.                                          5.625         11/01/11                 542,555
          115   Kraft Foods Inc.                                           6.25         06/01/12                 127,763
                                                                                                         ---------------
                                                                                                               1,601,479
                                                                                                         ---------------
                TOTAL CORPORATE BONDS
                 (COST $93,190,050)                                                                           96,197,006
                                                                                                         ---------------
                FOREIGN GOVERNMENT OBLIGATIONS (2.2%)
          820   United Mexican States Corp. (Mexico)                       8.30         08/15/31                 955,300
           75   United Mexican States Corp. (Mexico)                      8.375         01/14/11                  90,187
          315   United Mexican States Corp. (Mexico)                      8.625         03/12/08                 373,748
          860   United Mexican States Corp. (Mexico)                      9.875         02/01/10               1,096,930
                                                                                                         ---------------
                TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                 (COST $2,459,483)                                                                             2,516,165
                                                                                                         ---------------
                U.S. GOVERNMENT AGENCY OBLIGATION (0.2%)
          180   Private Export Funding Corp.
                 (COST $180,073)                                           6.86         04/30/04                 181,582
                                                                                                         ---------------
                MORTGAGE-BACKED SECURITIES (13.5%)
           56   Federal Home Loan Mortgage Corp.                           7.50         09/01/30                  59,724
                Federal National Mortgage Assoc.
        7,750                                                              6.50            **                  8,135,078
        3,863                                                              6.50         05/01/32               4,065,236
        1,524                                                              7.00   01/01/30 - 05/01/32          1,618,739
        1,478                                                              7.50   09/01/29 - 07/01/32          1,584,060
                                                                                                         ---------------
                TOTAL MORTGAGE-BACKED SECURITIES
                 (COST $15,381,067)                                                                           15,462,837
                                                                                                         ---------------
                SHORT-TERM INVESTMENTS (6.7%)

                U.S. GOVERNMENT OBLIGATION (a) (0.2%)
          300   U.S. Treasury Bill***
                 (COST $299,783)                                           1.00         03/25/04                 299,783
                                                                                                         ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                               COUPON        MATURITY
  THOUSANDS                                                                RATE           DATE               VALUE
------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT (6.5%)
$       7,426   Joint repurchase agreement account
                 (dated 02/27/04, proceeds $7,426,637) (b)
                 (COST $7,426,000)                                         1.03%        03/01/04         $     7,426,000
                                                                                                         ---------------
                TOTAL SHORT-TERM INVESTMENTS
                 (COST $7,725,783)                                                                             7,725,783
                                                                                                         ---------------
                TOTAL INVESTMENTS
                 (COST $118,936,456) (c)(d)                                               106.5%             122,083,373
                LIABILITIES IN EXCESS OF OTHER ASSETS                                      (6.5)              (7,463,263)
                                                                                        -------          ---------------
                NET ASSETS                                                                100.0%         $   114,620,110
                                                                                        ========         ===============

----------
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

** SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATEAL INVESTORS. PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNTAL INVESTORS. AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.

*** ALL OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $299,783.

(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TOSTORS. REFLECT A MONEY MARKET EQUIVALENT YIELD.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $35,701,366 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,739,087 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $592,170, RESULTING IN NET UNREALIZED APPRECIATION OF $3,146,917.

BOND INSURANCE:
 FSA Financial Security Assurance.

FUTURES CONTRACTS OPEN AT FEBRUARY 29, 2004:

NUMBER OF                               DESCRIPTION/DELIVERY             UNDERLYING FACE      UNREALIZED
CONTRACTS        LONG/SHORT                MONTH AND YEAR                AMOUNT AT VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------
      4            Short       U.S. Treasury Notes 5 year, March/2004    $      (455,063)   $     (10,472)
     53            Short       U.S. Treasury Bonds 20 year, June/2004         (5,959,188)         (65,380)
     26            Short       U.S. Treasury Notes 5 year, June/2004          (2,922,563)         (20,205)
     87            Short       U.S. Treasury Notes 2 year, June/2004         (18,664,220)         (57,477)
                                                                                            -------------
                               Total unrealized depreciation                                $    (153,534)
                                                                                            =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY QUALITY INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $118,936,456)             $   122,083,373
Cash                                                                          5,123
Receivable for:
  Investments sold                                                        8,497,811
  Interest                                                                1,712,574
  Shares of beneficial interest sold                                        172,361
Prepaid expenses and other assets                                            69,743
                                                                    ---------------
    TOTAL ASSETS                                                        132,540,985
                                                                    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                  17,376,637
  Shares of beneficial interest redeemed                                    154,771
  Variation margin                                                           77,329
  Distribution fee                                                           71,619
  Investment management fee                                                  56,880
  Dividends and distributions to shareholders                                23,563
Accrued expenses and other payables                                         160,076
                                                                    ---------------
    TOTAL LIABILITIES                                                    17,920,875
                                                                    ---------------
    NET ASSETS                                                      $   114,620,110
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $   120,859,719
Net unrealized appreciation                                               2,993,383
Dividends in excess of net investment income                               (694,268)
Accumulated net realized loss                                            (8,538,724)
                                                                    ---------------
    NET ASSETS                                                      $   114,620,110
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $     8,069,448
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   829,619
    NET ASSET VALUE PER SHARE                                       $          9.73
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                 $         10.16
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $    90,687,419
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 9,399,988
    NET ASSET VALUE PER SHARE                                       $          9.65
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $     8,695,393
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   899,719
    NET ASSET VALUE PER SHARE                                       $          9.66
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $     7,167,850
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   745,520
    NET ASSET VALUE PER SHARE                                       $          9.61
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
Interest Income                                                     $     2,902,479
                                                                    ---------------
EXPENSES
Distribution fee (Class A shares)                                             9,498
Distribution fee (Class B shares)                                           404,115
Distribution fee (Class C shares)                                            38,274
Investment management fee                                                   356,515
Transfer agent fees and expenses                                            137,725
Shareholder reports and notices                                              50,779
Registration fees                                                            42,629
Professional fees                                                            29,653
Custodian fees                                                               13,136
Trustees' fees and expenses                                                   4,207
Other                                                                        10,463
                                                                    ---------------
    TOTAL EXPENSES                                                        1,096,994
                                                                    ---------------
    NET INVESTMENT INCOME                                                 1,805,485

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                 814,051
Futures contracts                                                          (726,037)
                                                                    ---------------
    NET REALIZED GAIN                                                        88,014
                                                                    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                               4,851,743
Futures contracts                                                          (325,299)
                                                                    ---------------
    NET APPRECIATION                                                      4,526,444
                                                                    ---------------
    NET GAIN                                                              4,614,458
                                                                    ---------------
NET INCREASE                                                        $     6,419,943
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX            FOR THE YEAR
                                                                             MONTHS ENDED               ENDED
                                                                          FEBRUARY 29, 2004        AUGUST 31, 2003
                                                                         --------------------    --------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $          1,805,485    $          2,110,561
Net realized gain                                                                      88,014               1,830,654
Net change in unrealized appreciation/depreciation                                  4,526,444              (1,748,491)
                                                                         --------------------    --------------------

    NET INCREASE                                                                    6,419,943               2,192,724
                                                                         --------------------    --------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                       (163,625)               (316,276)
Class B shares                                                                     (1,758,975)             (3,155,485)
Class C shares                                                                       (166,565)               (264,530)
Class D shares                                                                       (161,707)               (356,548)
                                                                         --------------------    --------------------

    TOTAL DIVIDENDS                                                                (2,250,872)             (4,092,839)
                                                                         --------------------    --------------------

Net decrease from transactions in shares of beneficial interest                   (16,381,904)             (3,592,687)
                                                                         --------------------    --------------------

    NET DECREASE                                                                  (12,212,833)             (5,492,802)

NET ASSETS:
Beginning of period                                                               126,832,943             132,325,745
                                                                         --------------------    --------------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $694,268
AND $248,881, RESPECTIVELY)                                              $        114,620,110    $        126,832,943
                                                                         ====================    ====================

                        SEE NOTES TO FINANCIAL STATEMENTs

MORGAN STANLEY QUALITY INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Quality Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing at least 80% of its assets in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,337,949 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $16,411, $100,470 and $3,484, respectively and received $14,516 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended February 29, 2004, aggregated $162,196,829, and $193,525,584, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $57,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended February 29, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,598. At February 29, 2004, the Fund had an accrued pension liability of $60,051 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the Fund had a net capital loss carryforward of $7,215,096 of which $312,541 will expire on August 31, 2004, $2,351,266 will expire on August 31, 2005, $199,882 will expire on August 31, 2006, $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009 and $313,469 will expire on August 31, 2010 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX                          FOR THE YEAR
                                                      MONTHS ENDED                            ENDED
                                                    FEBRUARY 29, 2004                     AUGUST 31, 2003
                                           ----------------------------------    ----------------------------------
                                                         (UNAUDITED)
                                                SHARES            AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               545,733    $     5,183,543          7,230,344    $    69,757,478
Reinvestment of dividends                           11,395            109,752             23,096            221,263
Redeemed                                          (753,638)        (7,160,954)        (7,352,712)       (70,908,969)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class A                           (196,510)        (1,867,659)           (99,272)          (930,228)
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                               546,022          5,190,483          5,576,141         53,136,588
Reinvestment of dividends                          121,980          1,164,445            224,794          2,137,809
Redeemed                                        (1,964,144)       (18,678,186)        (6,031,461)       (57,282,326)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                         (1,296,142)       (12,323,258)          (230,526)        (2,007,929)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                97,473            927,820          1,825,800         17,330,693
Reinvestment of dividends                           12,806            122,492             20,602            196,212
Redeemed                                          (323,257)        (3,047,233)        (1,411,756)       (13,429,508)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class C                (212,978)        (1,996,921)           434,646          4,097,397
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                               177,361          1,681,927          1,942,485         18,431,785
Reinvestment of dividends                           11,809            112,350             22,745            215,756
Redeemed                                          (209,163)        (1,988,343)        (2,466,593)       (23,399,468)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                            (19,993)          (194,066)          (501,363)        (4,751,927)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                            (1,725,623)   $   (16,381,904)          (396,515)   $    (3,592,687)
                                           ===============    ===============    ===============    ===============

7. PURPOSES OF RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY QUALITY INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                          MONTHS ENDED          -------------------------------------------------------------------
                                        FEBRUARY 29, 2004          2003          2002          2001         2000            1999
                                      --------------------      ----------    ----------    ----------    ----------     ----------
                                          (UNAUDITED)
CLASS A SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                               $               9.39      $     9.53    $     9.35    $     8.97    $     9.30     $     9.71
                                      --------------------      ----------    ----------    ----------    ----------     ----------
Income (loss) from investment
 operations:
  Net investment income                               0.17            0.20          0.37          0.52          0.55           0.55
  Net realized and unrealized
   gain (loss)                                        0.38            0.01          0.19          0.38         (0.33)         (0.41)
                                      --------------------      ----------    ----------    ----------    ----------     ----------
Total income from investment
 operations                                           0.55            0.21          0.56          0.90          0.22           0.14
                                      --------------------      ----------    ----------    ----------    ----------     ----------

Less dividends from net investment
 income                                              (0.21)          (0.35)        (0.38)        (0.52)        (0.55)         (0.55)
                                      --------------------      ----------    ----------    ----------    ----------     ----------

Net asset value, end of period        $               9.73      $     9.39    $     9.53    $     9.35    $     8.97     $     9.30
                                      ====================      ==========    ==========    ==========    ==========     ==========

TOTAL RETURN+                                         5.74%(1)        2.17%         6.17%        10.34%         2.49%          1.39%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.34%(2)        1.14%         1.04%         1.21%         1.10%          1.08%
Net investment income                                 3.54%(2)        2.14%         4.03%         5.71%         6.02%          5.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $              8,069      $    9,636    $   10,730    $    4,177    $    4,196     $    3,557
Portfolio turnover rate                                127%(1)         429%          400%          358%          114%            99%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                           FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                          MONTHS ENDED          -------------------------------------------------------------------
                                        FEBRUARY 29, 2004          2003          2002          2001         2000           1999
                                      --------------------      ----------    ----------    ----------    ----------     ----------
                                          (UNAUDITED)
CLASS B SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                               $               9.32      $     9.45    $     9.35    $     8.98    $     9.31     $     9.70
                                      --------------------      ----------    ----------    ----------    ----------     ----------
Income (loss) from investment
 operations:
  Net investment income                               0.14            0.14          0.31          0.47          0.49           0.49
  Net realized and unrealized
   gain (loss)                                        0.37            0.02          0.10          0.37         (0.33)         (0.39)
                                      --------------------      ----------    ----------    ----------    ----------     ----------
Total income from investment
 operations                                           0.51            0.16          0.41          0.84          0.16           0.10
                                      --------------------      ----------    ----------    ----------    ----------     ----------

Less dividends from net investment
 income                                              (0.18)          (0.29)        (0.31)        (0.47)        (0.49)         (0.49)
                                      --------------------      ----------    ----------    ----------    ----------     ----------

Net asset value, end of period        $               9.65      $     9.32    $     9.45    $     9.35    $     8.98     $     9.31
                                      ====================      ==========    ==========    ==========    ==========     ==========

TOTAL RETURN+                                         5.45%(1)        1.63%         4.58%         9.55%         1.80%          0.92%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.94%(2)        1.79%         1.72%         1.84%         1.77%          1.75%
Net investment income                                 2.94%(2)        1.49%         3.35%         5.08%         5.35%          5.00%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $             90,687      $   99,695    $  103,238    $   97,452    $   82,964     $  120,843
Portfolio turnover rate                                127%(1)         429%          400%          358%          114%            99%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                           FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                          MONTHS ENDED          ------------------------------------------------------------------
                                        FEBRUARY 29, 2004          2003          2002          2001         2000           1999
                                      --------------------      ----------    ----------    ----------    ----------    ----------
                                          (UNAUDITED)
CLASS C SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                               $               9.34      $     9.46    $     9.36    $     8.99    $     9.32    $     9.71
                                      --------------------      ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
 operations:

  Net investment income                               0.14            0.14          0.31          0.47          0.49          0.49
  Net realized and unrealized
   gain (loss)                                        0.36            0.03          0.10          0.37         (0.33)        (0.39)
                                      --------------------      ----------    ----------    ----------    ----------    ----------
Total income from investment
 operations                                           0.50            0.17          0.41          0.84          0.16          0.10
                                      --------------------      ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
 income                                              (0.18)          (0.29)        (0.31)        (0.47)        (0.49)        (0.49)
                                      --------------------      ----------    ----------    ----------    ----------    ----------

Net asset value, end of period        $               9.66      $     9.34    $     9.46    $     9.36    $     8.99    $     9.32
                                      ====================      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                         5.33%(1)        1.74%         4.57%         9.54%         1.80%         0.91%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.94%(2)        1.79%         1.72%         1.84%         1.77%         1.75%
Net investment income                                 2.94%(2)        1.49%         3.35%         5.08%         5.35%         5.00%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $              8,695      $   10,389    $    6,415    $    4,226    $    1,738    $    1,759
Portfolio turnover rate                                127%(1)         429%          400%          358%          114%           99%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                           FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                                          MONTHS ENDED          ------------------------------------------------------------------
                                        FEBRUARY 29, 2004          2003          2002          2001         2000          1999
                                      --------------------      ----------    ----------    ----------    ----------    ----------
                                          (unaudited)
CLASS D SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                               $               9.29      $     9.43    $     9.35    $     8.98    $     9.31    $     9.70
                                      --------------------      ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
 operations:
  Net investment income                               0.17            0.22          0.38          0.55          0.57          0.57
  Net realized and unrealized
   gain (loss)                                        0.36            0.01          0.09          0.37         (0.33)        (0.39)
                                      --------------------      ----------    ----------    ----------    ----------    ----------
Total income from investment
 operations                                           0.53            0.23          0.47          0.92          0.24          0.18
                                      --------------------      ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
 income                                              (0.21)          (0.37)        (0.39)        (0.55)        (0.57)        (0.57)
                                      --------------------      ----------    ----------    ----------    ----------    ----------

Net asset value, end of period        $               9.61      $     9.29    $     9.43    $     9.35    $     8.98    $     9.31
                                      ====================      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                         5.80%(1)        2.39%         5.23%        10.48%         2.67%         1.79%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.09%(2)        0.94%         0.87%         0.99%         0.92%         0.90%
Net investment income                                 3.79%(2)        2.34%         4.20%         5.93%         6.20%         5.85%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $              7,168      $    7,113    $   11,943    $    3,018    $    6,834    $    7,493
Portfolio turnover rate                                127%(1)         429%          400%          358%          114%           99%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT AND GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38557RPT-RA04-00022P-A02/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                            QUALITY INCOME TRUST


                                                               SEMIANNUAL REPORT

                                                               FEBRUARY 29, 2004

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004